SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 31, 2019	May 31, 2018	Apr. 30, 2017
Treasury stock, at cost [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares, authorized amount				$ 40,000	$ 40,000	$ 40,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for future issuance	33,312,967
In-the-money options outstanding	3,579,879	3,983,216
Intrinsic value of options exercised	$ 1,125,612	$ 1,112,589	$ 2,068,522
Out-of-the-money options outstanding	718,400	871,987
Weighted-average grant-date fair value of options granted	$ 5.54	$ 6.67	$ 4.31
Total unrecognized compensation costs	$ 7,614
Unrecognized compensation costs, period of recognition	1 year 6 months 14 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Total unrecognized compensation costs	$ 16,008
Unrecognized compensation costs, period of recognition	1 year 7 months 13 days
Weighted average fair value at grant date of non-vested shares	$ 23.41	$ 23.82	$ 16.24